Reconciliation of Earnings Per Share Calculations - Summary of Reconciliation of Earnings Per Share Calculations (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2021 $ / shares
Earnings per share [line items]
Basic - Net loss | $	$ (100,943)		$ (18,455)
Basic - Weighted average shares outstanding | shares	97,045,917		89,678,845
Basic - Per share | (per share)	$ (1.04)	$ (1.04)	$ (0.21)	$ (0.21)
Dilutive effect of stock option conversion - Net loss | $	$ 0		$ 0
Dilutive effect of stock option conversion - Weighted average shares outstanding | shares	0		0
Dilutive effect of stock option conversion - Per share | $ / shares		0		0
Diluted - Net loss | $	$ (100,943)		$ (18,455)
Diluted - Weighted average shares outstanding | shares	97,045,917		89,678,845
Diluted - Per share | (per share)	$ (1.04)	$ (1.04)	$ (0.21)	$ (0.21)